Eaton Vance

Tax-Managed Buy-Write Strategy Fund (formerly, Eaton Vance Tax-Advantaged Bond and Option Strategies Fund)

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.6%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)(1)	1,379	$525,978
Raytheon Co.(1)	3,388	616,887
Textron, Inc.(1)	3,996	202,438

		$1,345,303

Air Freight & Logistics — 0.5%
FedEx Corp.(1)	2,493	$452,255

		$452,255

Airlines — 0.3%
Delta Air Lines, Inc.(1)	5,523	$285,263

		$285,263

Auto Components — 0.2%
Aptiv PLC(1)	2,281	$181,317

		$181,317

Automobiles — 0.4%
Ford Motor Co.(1)	27,014	$237,183
General Motors Co.(1)	3,440	127,624
Harley-Davidson, Inc.	1,517	54,096

		$418,903

Banks — 3.9%
Bank of America Corp.(1)	30,729	$847,813
Comerica, Inc.(1)	3,584	262,779
JPMorgan Chase & Co.(1)	5,741	581,161
KeyCorp(1)	26,848	422,856
PNC Financial Services Group, Inc. (The)(1)	4,991	612,196
SVB Financial Group(1)(2)	236	52,477
U.S. Bancorp(1)	13,050	628,880
Wells Fargo & Co.(1)	9,064	437,972

		$3,846,134

Beverages — 2.8%
Coca-Cola Co. (The)(1)	18,363	$860,490
Constellation Brands, Inc., Class A(1)	695	121,855
PepsiCo, Inc.(1)	14,866	1,821,828

		$2,804,173

Biotechnology — 2.9%
AbbVie, Inc.(1)	5,398	$435,025
Celgene Corp.(1)(2)	5,924	558,870
Gilead Sciences, Inc.(1)	16,749	1,088,853
Vertex Pharmaceuticals, Inc.(1)(2)	4,033	741,870

		$2,824,618

Security	Shares	Value
Building Products — 0.5%
A.O. Smith Corp.(1)	4,543	$242,233
Fortune Brands Home & Security, Inc.(1)	6,049	287,993

		$530,226

Capital Markets — 1.6%
Ameriprise Financial, Inc.(1)	457	$58,542
Charles Schwab Corp. (The)(1)	8,959	383,087
Goldman Sachs Group, Inc. (The)(1)	1,469	282,033
Invesco, Ltd.(1)	8,653	167,089
Moody’s Corp.(1)	745	134,912
Raymond James Financial, Inc.(1)	3,424	275,324
S&P Global, Inc.(1)	1,352	284,664

		$1,585,651

Chemicals — 1.6%
CF Industries Holdings, Inc.	1,332	$54,452
DowDuPont, Inc.(1)	11,487	612,372
Ecolab, Inc.(1)	2,004	353,786
Linde PLC(1)	957	168,365
LyondellBasell Industries NV, Class A(1)	1,282	107,791
Sherwin-Williams Co. (The)(1)	741	319,156

		$1,615,922

Commercial Services & Supplies — 0.7%
Copart, Inc.(1)(2)	1,078	$65,316
Waste Management, Inc.(1)	5,846	607,458

		$672,774

Communications Equipment — 2.3%
Arista Networks, Inc.(1)(2)	252	$79,244
Cisco Systems, Inc.(1)	37,144	2,005,405
Juniper Networks, Inc.(1)	4,226	111,862
Motorola Solutions, Inc.(1)	706	99,136

		$2,295,647

Construction & Engineering — 0.2%
Fluor Corp.(1)	4,639	$170,715

		$170,715

Consumer Finance — 0.8%
American Express Co.(1)	4,050	$442,665
Discover Financial Services(1)	5,120	364,339

		$807,004

Containers & Packaging — 0.4%
Avery Dennison Corp.(1)	902	$101,926
Ball Corp.(1)	3,233	187,062
Packaging Corp. of America(1)	1,156	114,883

		$403,871

Diversified Consumer Services — 0.1%
H&R Block, Inc.	2,242	$53,673

		$53,673

Security	Shares	Value
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)(2)	2,514	$505,037

		$505,037

Diversified Telecommunication Services — 1.6%
AT&T, Inc.(1)	19,000	$595,840
Verizon Communications, Inc.(1)	17,406	1,029,217

		$1,625,057

Electric Utilities — 1.2%
Edison International(1)	7,614	$471,459
NextEra Energy, Inc.(1)	3,794	733,456

		$1,204,915

Electrical Equipment — 0.3%
Eaton Corp. PLC(1)	1,613	$129,943
Rockwell Automation, Inc.(1)	683	119,839

		$249,782

Electronic Equipment, Instruments & Components — 0.3%
FLIR Systems, Inc.(1)	6,567	$312,458

		$312,458

Energy Equipment & Services — 0.3%
Halliburton Co.(1)	9,803	$287,228
Helmerich & Payne, Inc.	849	47,170

		$334,398

Entertainment — 3.1%
Activision Blizzard, Inc.(1)	7,331	$333,780
Netflix, Inc.(1)(2)	3,733	1,331,038
Viacom, Inc., Class B(1)	1,881	52,800
Walt Disney Co. (The)(1)	11,852	1,315,928

		$3,033,546

Equity Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc.(1)	2,759	$553,814
Boston Properties, Inc.(1)	1,913	256,112
Crown Castle International Corp.(1)	1,116	142,848
Iron Mountain, Inc.(1)	3,027	107,337
Kimco Realty Corp.(1)	3,091	57,184
Macerich Co. (The)(1)	1,252	54,274
Mid-America Apartment Communities, Inc.(1)	4,302	470,338
Simon Property Group, Inc.(1)	1,103	200,978

		$1,842,885

Food & Staples Retailing — 1.1%
Kroger Co. (The)(1)	3,429	$84,354
Sysco Corp.(1)	5,624	375,458
Walmart, Inc.(1)	6,896	672,567

		$1,132,379

Security	Shares	Value
Food Products — 1.1%
Campbell Soup Co.	1,585	$60,436
Conagra Brands, Inc.(1)	2,493	69,156
General Mills, Inc.(1)	3,230	167,153
Hershey Co. (The)	1,057	121,375
Hormel Foods Corp.(1)	2,618	117,182
JM Smucker Co. (The)(1)	1,072	124,888
Kellogg Co.(1)	2,017	115,735
Lamb Weston Holdings, Inc.(1)	783	58,678
McCormick & Co., Inc.(1)	907	136,621
Tyson Foods, Inc., Class A(1)	953	66,167

		$1,037,391

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories(1)	9,664	$772,540
ABIOMED, Inc.(1)(2)	331	94,530
Baxter International, Inc.(1)	5,244	426,390
Boston Scientific Corp.(1)(2)	16,563	635,688
Danaher Corp.(1)	5,883	776,674
Edwards Lifesciences Corp.(1)(2)	732	140,053
Medtronic PLC(1)	3,850	350,658
ResMed, Inc.(1)	1,173	121,957

		$3,318,490

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.(1)	1,142	$90,812
Anthem, Inc.(1)	1,209	346,959
Cardinal Health, Inc.	2,096	100,922
HCA Healthcare, Inc.(1)	893	116,429
Quest Diagnostics, Inc.(1)	1,243	111,771
UnitedHealth Group, Inc.(1)	4,156	1,027,613

		$1,794,506

Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.(2)	96	$68,190
Darden Restaurants, Inc.(1)	1,814	220,346
Hilton Worldwide Holdings, Inc.	1,388	115,357
McDonald’s Corp.(1)	2,783	528,492
MGM Resorts International(1)	3,903	100,151
Royal Caribbean Cruises, Ltd.(1)	1,001	114,734

		$1,147,270

Household Durables — 0.2%
Garmin, Ltd.(1)	1,245	$107,506
Leggett & Platt, Inc.(1)	1,233	52,057
Whirlpool Corp.(1)	407	54,086

		$213,649

Household Products — 1.2%
Procter & Gamble Co. (The)(1)	10,919	$1,136,122

		$1,136,122

Industrial Conglomerates — 0.2%
General Electric Co.(1)	22,867	$228,441

		$228,441

Security	Shares	Value
Insurance — 1.2%
American International Group, Inc.(1)	7,344	$316,233
Everest Re Group, Ltd.(1)	246	53,126
Marsh & McLennan Cos., Inc.(1)	2,901	272,404
Principal Financial Group, Inc.(1)	2,330	116,943
Progressive Corp. (The)(1)	6,548	472,045

		$1,230,751

Interactive Media & Services — 8.3%
Alphabet, Inc., Class A(1)(2)	2,134	$2,511,483
Alphabet, Inc., Class C(1)(2)	2,359	2,767,838
Facebook, Inc., Class A(1)(2)	16,953	2,825,896
Twitter, Inc.(1)(2)	1,901	62,505

		$8,167,722

Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.(1)(2)	3,549	$6,319,882
Booking Holdings, Inc.(1)(2)	465	811,383

		$7,131,265

IT Services — 4.3%
Accenture PLC, Class A(1)	2,058	$362,249
Akamai Technologies, Inc.(1)(2)	832	59,663
Broadridge Financial Solutions, Inc.(1)	1,719	178,243
DXC Technology Co.(1)	1,769	113,764
Fidelity National Information Services, Inc.(1)	4,158	470,270
FleetCor Technologies, Inc.(1)(2)	265	65,346
Gartner, Inc.(1)(2)	401	60,824
Global Payments, Inc.(1)	659	89,967
International Business Machines Corp.(1)	3,228	455,471
Jack Henry & Associates, Inc.	838	116,264
Mastercard, Inc., Class A(1)	2,828	665,852
Total System Services, Inc.(1)	1,246	118,382
Visa, Inc., Class A(1)	7,756	1,211,410
Western Union Co. (The)(1)	11,929	220,329

		$4,188,034

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.(1)	3,919	$315,009
Illumina, Inc.(1)(2)	1,655	514,192
IQVIA Holdings, Inc.(1)(2)	1,344	193,334
Mettler-Toledo International, Inc.(1)(2)	175	126,525
PerkinElmer, Inc.(1)	1,206	116,210
Waters Corp.(1)(2)	498	125,352

		$1,390,622

Machinery — 1.4%
Caterpillar, Inc.	1,712	$231,959
Cummins, Inc.(1)	782	123,454
Deere & Co.(1)	826	132,028
Parker-Hannifin Corp.(1)	2,517	431,968
Stanley Black & Decker, Inc.(1)	3,625	493,616
Wabtec Corp.	122	8,994

		$1,422,019

Security	Shares	Value
Media — 1.9%
Comcast Corp., Class A(1)	34,097	$1,363,198
Fox Corp., Class A(2)	3,889	142,765
Interpublic Group of Cos., Inc. (The)(1)	4,999	105,029
News Corp., Class A(1)	4,228	52,596
News Corp., Class B(1)	4,120	51,459
Omnicom Group, Inc.(1)	2,293	167,366

		$1,882,413

Metals & Mining — 0.1%
Freeport-McMoRan, Inc.(1)	4,818	$62,104

		$62,104

Multi-Utilities — 1.1%
CMS Energy Corp.(1)	9,671	$537,127
Sempra Energy(1)	4,158	523,326

		$1,060,453

Multiline Retail — 0.4%
Kohl’s Corp.(1)	1,666	$114,571
Macy’s, Inc.(1)	4,253	102,200
Nordstrom, Inc.(1)	1,160	51,481
Target Corp.(1)	1,748	140,294

		$408,546

Oil, Gas & Consumable Fuels — 3.2%
Chevron Corp.(1)	4,111	$506,393
ConocoPhillips(1)	3,913	261,154
Devon Energy Corp.(1)	2,200	69,432
EOG Resources, Inc.(1)	2,897	275,736
Exxon Mobil Corp.(1)	11,263	910,050
HollyFrontier Corp.	2,437	120,071
Occidental Petroleum Corp.(1)	3,050	201,910
ONEOK, Inc.(1)	1,836	128,226
Phillips 66(1)	4,821	458,815
Valero Energy Corp.(1)	1,484	125,888
Williams Cos., Inc. (The)(1)	4,600	132,112

		$3,189,787

Personal Products — 0.1%
Coty, Inc., Class A	7,545	$86,767

		$86,767

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.(1)	4,501	$214,743
Johnson & Johnson(1)	9,133	1,276,702
Merck & Co., Inc.(1)	11,233	934,249
Pfizer, Inc.(1)	14,309	607,703
Zoetis, Inc.(1)	2,188	220,266

		$3,253,663

Professional Services — 0.2%
Nielsen Holdings PLC(1)	4,297	$101,710
Robert Half International, Inc.(1)	735	47,893

		$149,603

Security	Shares	Value
Road & Rail — 0.7%
Norfolk Southern Corp.(1)	1,458	$272,485
Union Pacific Corp.(1)	2,644	442,077

		$714,562

Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc.(1)	5,820	$612,671
Broadcom, Inc.(1)	3,783	1,137,586
Intel Corp.(1)	34,276	1,840,621
Lam Research Corp.(1)	3,562	637,634
Microchip Technology, Inc.(1)	3,974	329,683
Micron Technology, Inc.(1)(2)	9,624	397,760
NVIDIA Corp.(1)	5,194	932,635
Qorvo, Inc.(1)(2)	822	58,962
QUALCOMM, Inc.(1)	12,311	702,096
Xilinx, Inc.(1)	3,388	429,565

		$7,079,213

Software — 9.7%
Adobe, Inc.(1)(2)	5,531	$1,473,956
Fortinet, Inc.(1)(2)	2,100	176,337
Microsoft Corp.(1)	55,477	6,542,958
Oracle Corp.(1)	7,003	376,131
Red Hat, Inc.(1)(2)	1,024	187,085
salesforce.com, Inc.(1)(2)	4,955	784,723

		$9,541,190

Specialty Retail — 2.1%
Best Buy Co., Inc.	954	$67,791
Foot Locker, Inc.(1)	957	57,994
Gap, Inc. (The)(1)	2,932	76,760
Home Depot, Inc. (The)(1)	5,558	1,066,525
L Brands, Inc.(1)	4,018	110,816
Lowe’s Cos., Inc.(1)	1,528	167,270
Tiffany & Co.(1)	851	89,823
TJX Cos., Inc. (The)(1)	5,693	302,925
Tractor Supply Co.(1)	1,519	148,497

		$2,088,401

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.(1)	33,616	$6,385,359
Hewlett Packard Enterprise Co.(1)	7,400	114,182
Seagate Technology PLC(1)	2,501	119,773
Xerox Corp.(1)	1,865	59,643

		$6,678,957

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	2,900	$51,852
NIKE, Inc., Class B(1)	3,994	336,335
Tapestry, Inc.(1)	4,935	160,338

		$548,525

Security	Shares	Value
Tobacco — 0.4%
Philip Morris International, Inc.(1)	4,458	$394,043

		$394,043

Total Common Stocks (identified cost $94,634,507)		$100,078,415

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(3)	81,225	$81,225

Total Short-Term Investments — 0.1% (identified cost $81,225)		$81,225

Total Investments — 101.7% (identified cost $94,715,732)		$100,159,640

Total Written Call Options — (1.7)% (premiums received $1,367,005)		$(1,699,380)

Other Assets, Less Liabilities — (0.0)%(4)		$(38,798)

Net Assets — 100.0%		$98,421,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $41,353.

(4)	Amount is less than (0.05)%.

Written Call Options — (1.7)%

Exchange-Traded Options — (1.7)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	7	$5,165,140	$7,200	4/3/19	$(127,050)
NASDAQ 100 Index	7	5,165,140	7,050	4/5/19	(230,790)
NASDAQ 100 Index	6	4,427,263	7,250	4/10/19	(96,480)
NASDAQ 100 Index	6	4,427,263	7,250	4/12/19	(102,660)
NASDAQ 100 Index	6	4,427,263	7,350	4/17/19	(68,940)
NASDAQ 100 Index	6	4,427,263	7,400	4/18/19	(52,920)
NASDAQ 100 Index	6	4,427,263	7,350	4/24/19	(80,910)
NASDAQ 100 Index	6	4,427,263	7,350	4/26/19	(91,080)
S&P 500 Index	17	4,818,480	2,825	4/1/19	(22,525)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	16	$4,535,040	$2,775	4/3/19	$(96,160)
S&P 500 Index	17	4,818,480	2,740	4/5/19	(161,500)
S&P 500 Index	17	4,818,480	2,775	4/8/19	(108,290)
S&P 500 Index	17	4,818,480	2,800	4/10/19	(76,585)
S&P 500 Index	17	4,818,480	2,820	4/12/19	(57,375)
S&P 500 Index	17	4,818,480	2,830	4/15/19	(49,300)
S&P 500 Index	17	4,818,480	2,840	4/17/19	(44,455)
S&P 500 Index	17	4,818,480	2,825	4/18/19	(61,880)
S&P 500 Index	16	4,535,040	2,835	4/22/19	(50,800)
S&P 500 Index	17	4,818,480	2,825	4/24/19	(68,765)
S&P 500 Index	17	4,818,480	2,850	4/26/19	(50,915)

Total					$(1,699,380)

Effective February 8, 2019, the name of Eaton Vance Tax-Managed Buy-Write Strategy Fund was changed from Eaton Vance Tax-Advantaged Bond and Option Strategies Fund and the Fund’s investment objective and investment policies were changed. As revised, the Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund evaluates returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes. In connection with this change, the Fund’s new investment strategy consists of owning a diversified portfolio of common stocks and selling covered index call options (a “buy-write strategy”).

Investment Valuation and Other

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,699,380.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$100,078,415 *	$—	$—	$100,078,415
Short-Term Investments	—	81,225	—	81,225
Total Investments	$100,078,415	$81,225	$—	$100,159,640

Liability Description
Written Call Options	$(1,699,380)	$—	$—	$(1,699,380)
Total	$(1,699,380)	$—	$—	$(1,699,380)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.